Average Annual Total Returns - Calvert World Values Fund, Inc.		12 Months Ended	60 Months Ended	75 Months Ended	82 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Calvert Emerging Markets Advancement Fund | Calvert Emerging Markets Responsible Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		38.45%	5.29%	9.27%
Calvert Emerging Markets Advancement Fund | MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.11%
Calvert Emerging Markets Advancement Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		30.84%	6.46%	9.24%
Performance Inception Date	Oct. 01, 2019
Calvert Emerging Markets Advancement Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.87%	5.56%	8.49%
Calvert Emerging Markets Advancement Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.84%	4.82%	7.19%
Calvert Emerging Markets Advancement Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		38.46%	7.90%	10.46%
Performance Inception Date	Oct. 01, 2019
Calvert Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.19%			8.41%
Calvert Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		29.28%	0.43%			7.29%
Calvert Emerging Markets Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.77%	0.71%			7.44%
Calvert Emerging Markets Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.89%	0.76%			6.22%
Calvert Emerging Markets Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		34.38%	0.75%			7.21%
Calvert Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		36.73%	1.77%			8.15%
Calvert Emerging Markets Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		36.84%	1.84%			8.19%
Performance Inception Date	Feb. 01, 2018
Calvert International Equity Fund | MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%		8.18%
Calvert International Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		13.00%	3.60%		6.59%
Calvert International Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.76%	2.86%		6.13%
Calvert International Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.96%	2.77%		5.34%
Calvert International Equity Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		17.34%	3.94%		6.36%
Calvert International Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		19.55%	4.99%		7.48%
Calvert International Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		19.59%	5.02%		7.51%
Performance Inception Date	Mar. 07, 2019
Calvert International Opportunities Fund | MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%			8.18%
Calvert International Opportunities Fund | MSCI EAFE SMID Cap Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.65%	5.98%			7.37%
Calvert International Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.57%	(0.21%)			5.28%
Calvert International Opportunities Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.67%	(0.83%)			4.47%
Calvert International Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	(0.09%)			4.11%
Calvert International Opportunities Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.61%	0.10%			5.04%
Calvert International Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		13.77%	1.11%			6.14%
Calvert International Opportunities Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		13.85%	1.20%			6.19%
Performance Inception Date	Feb. 01, 2019